SCHEDULE OF AWARDS GRANTED (Details) - $ / shares		6 Months Ended		12 Months Ended
		Sep. 30, 2024		Mar. 31, 2024
1-May-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest		1.00%	[1],[2]	1.00%	[3]
Vesting period beginning date		1-May-2023	[1]	1-May-2023	[3]
Vesting period ending date		30-Apr-2026	[1]	30-Apr-2026	[3]
Recapitalized fair value per option at grant date		$ 4.321	[1]	$ 3,543	[3]
8-Aug-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest		2.40%	[1],[2]	2.40%	[3]
Vesting period beginning date		8-Aug-2023	[1]	8-Aug-2023	[3]
Vesting period ending date		8-Aug-2023	[1]	8-Aug-2023	[3]
Recapitalized fair value per option at grant date		$ 3.460	[1]	$ 2,837	[3]
1-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest		0.20%	[1],[2]	0.20%	[3]
Vesting period beginning date		1-Sep-2023	[1]	1-Sep-2023	[3]
Vesting period ending date		30-Apr-2026	[1]	30-Apr-2026	[3]
Recapitalized fair value per option at grant date		$ 3.251	[1]	$ 2,666	[3]
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date		31-Jul-2024
Vesting period ending date		27-Aug-2026
Recapitalized fair value per option at grant date		$ 2.098
Number of share options award to vest	[1],[2]	32,713
31-Jul-2024 One [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date		31-Jul-2024
Vesting period ending date		31-Jul-2027
Recapitalized fair value per option at grant date		$ 2.098
Number of share options award to vest	[1],[2]	303,400
21-Aug-2024 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[2],[4]	50.00%
Vesting period beginning date	[4]	21-Aug-2024
Vesting period ending date	[4]	30-Apr-2026
Recapitalized fair value per option at grant date	[4]	$ 2.098
25-Apr-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[5]			0.10%
Vesting period beginning date	[5]			25-Apr-2022
Vesting period ending date	[5]			31-Mar-2023
Recapitalized fair value per option at grant date	[5]			$ 3,218
25-May-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest				0.10%
Vesting period beginning date				25-May-2022
Vesting period ending date				5-Nov-2023
Recapitalized fair value per option at grant date				$ 3,218
26-Sep-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[5]			1.00%
Vesting period beginning date	[5]			26-Sep-2022
Vesting period ending date	[5]			25-Sep-2025
Recapitalized fair value per option at grant date	[5]			$ 3,488
18-Oct-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[6]			0.10%
Vesting period beginning date	[6]			18-Oct-2022
Vesting period ending date	[6]			1-Sep-2024
Recapitalized fair value per option at grant date	[6]			$ 3,515
23-Nov-2022 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[6]			0.20%
Vesting period beginning date	[6]			23-Nov-2022
Vesting period ending date	[6]			1-Jul-2023
Recapitalized fair value per option at grant date	[6]			$ 3,570
12-Jan-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[6]			0.05%
Vesting period beginning date	[6]			12-Jan-2023
Vesting period ending date	[6]			1-Jul-2023
Recapitalized fair value per option at grant date	[6]			$ 3,646

[1]	Fair values of the DSL Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.
[2]	options issued in percentage terms convert into the percentage of outstanding share capital at the time of exercising the option
[3]	Fair values of the Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.
[4]	Fair value of the Awards as of 21 August 2024 is with reference to the fair values determined on 31 July 2024.
[5]	Fair value of the Awards as of 25 April 2022 and 26 September 2022 is approximated to that as of 1 April 2022 and 30 September 2022, respectively.
[6]	Fair values of the Awards as of 18 October 2022, 23 November 2022 and 12 January 2023 are determined using interpolation method between the fair values determined on 30 September 2022 and 31 March 2023.